11. NON-FINANCIAL ASSETS AND LIABILITIES (Details 14)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-financial Assets And Liabilities
Discount rate	5.00%	5.00%	5.00%
Salaries increase	1.00%	1.00%	1.00%
Average inflation	50.00%	27.00%	21.00%